                                                      OPPENHEIMER SELECT MANAGERS
                                                  Supplement dated May 1, 2002 to the
                                                    Prospectus dated March 28, 2002

The Prospectus is changed as follows:

         All references to  "Oppenheimer  Select Managers - Salomon  Brothers  Capital Fund" in the Prospectus are deleted and replaced with "Oppenheimer Select Managers - Salomon Brothers All Cap Fund."

May 1, 2002                                                                                     PS0505.016